Sohu.com Limited Shareholders' Equity (Sohu Video Share-based Awards, Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2012	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 8,578	$ 14,480	$ 2,350
Sohu Video Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiration date		Jan. 04, 2022
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	25,000,000
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		16,368,200
Installments of share options granted		four equal installments
Number of shares purchased on vested options		4,972,800
Share-based compensation expense		$ (1,000)	$ (700)	$ (900)
Sohu Video [Member] | Sohu Video Share Incentive Plan [Member] | Ordinary Shares [Member] | Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		16,368,200
Installments of share options granted		four equal installments
Number of shares purchased on vested options		4,972,800